UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             August 11, 2005

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $57,213


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Comcast Corp New                     Cl A Spl     20030N200   3,330    111,182   Sh        Defined      03,04   111,182     0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,904    293,873   Sh        Defined      03,04   293,873     0    0
Eon Labs Inc                            Com       29412E100   3,710    121,093   Sh        Defined      03,04   121,093     0    0
Gillette Co                             Com       375766102   5,959    117,700   Sh        Defined      03,04   117,700     0    0
Guidant Corp                            Com       401698105   2,517     37,400   Sh        Defined      03,04    37,400     0    0
Hibernia Corp                          Cl A       428656102     647     19,500   Sh        Defined      03,04    19,500     0    0
Macromedia Inc                          Com       556100105   2,880     75,350   Sh        Defined      03,04    75,350     0    0
May Department Stores Co                Com       577778103   4,229    105,300   Sh        Defined      03,04   105,300     0    0
Nextel Communications Inc              Cl A       65332V103   5,072    156,986   Sh        Defined      03,04   156,986     0    0
Sears Holdings Corp                     Com       812350106   1,963     13,100   Sh        Defined      03,04    13,100     0    0
Sunguard Data Systems Inc               Com       867363103     461     13,100   Sh        Defined      03,04    13,100     0    0
Titan Corp                              Com       888266103   1,235     54,300   Sh        Defined      03,04    54,300     0    0
Toys R Us Inc                           Com       892335100   7,748    292,600   Sh        Defined      03,04   292,600     0    0
Veritas Software Co                     Com       923436109   8,297    340,032   Sh        Defined      03,04   340,032     0    0
Vicuron Pharmaceuticals Inc             Com       926471103   2,040     73,100   Sh        Defined      03,04    73,100     0    0
Western Wireless Corp                  Cl A       95988E204   5,221    123,430   Sh        Defined      03,04   123,430     0    0